UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                    ------------

             The Gabelli Convertible and Income Securities Fund Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         -------------------

                   Date of fiscal year end: December 31, 2004
                                            -------------------

                  Date of reporting period: September 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    ---------                                     ------
               CONVERTIBLE CORPORATE BONDS -- 29.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.2%
  $2,200,000   Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ............. $ 2,189,000
   6,900,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 .............   6,831,000
                                                -----------
                                                  9,020,000
                                                -----------
               AVIATION: PARTS AND SERVICES -- 3.8%
   1,600,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 .............   1,644,000
   4,028,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 .............   3,917,230
                                                -----------
                                                  5,561,230
                                                -----------
               BROADCASTING -- 0.6%
     950,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 4.875%, 07/15/18 .............     865,687
                                                -----------
               BUSINESS SERVICES -- 4.4%
     900,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) .....           0
   3,000,000   Franklin Resources Inc., Cv.,
                 Zero Coupon, 05/11/31+ .......   1,923,750
     500,000   Navistar Financial Corp.,
                 Sub. Deb. Cv.,
                 4.750%, 04/01/09 .............     495,000
               Trans-Lux Corp., Sub. Deb. Cv.,
   2,600,000     8.250%, 03/01/12 .............   2,518,750
   1,500,000     7.500%, 12/01/06 .............   1,503,750
                                                -----------
                                                  6,441,250
                                                -----------
               CABLE -- 1.5%
     400,000   Adelphia Communications Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 05/01/21+ (c) ........     110,000
   2,500,000   Charter Communications Inc., Cv.,
                 4.750%, 06/01/06 .............   2,150,000
                                                -----------
                                                  2,260,000
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 3.8%
   1,900,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 .............   1,911,875
     200,000   Corning Inc., Deb. Cv.,
                 Zero Coupon, 11/08/15+ .......     157,000
   1,000,000   Lucent Technologies Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 08/01/31 .............   1,087,500
   2,500,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 .............   2,425,000
                                                -----------
                                                  5,581,375
                                                -----------

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    ---------                                     ------
               CONSUMER PRODUCTS -- 0.1%
  $  100,000   Church & Dwight Co. Inc., Cv.,
                 5.250%, 08/15/33 (b) ......... $   117,750
                                                -----------
               ELECTRONICS -- 3.1%
      10,000   Artesyn Technologies, Sub. Deb. Cv.,
                 5.500%, 08/15/10 (b) .........      15,775
   1,995,000   Cypress Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 3.750%, 07/01/05 .............   1,980,037
   1,000,000   Oak Industries Inc., Sub. Deb. Cv.,
                 4.875%, 03/01/08 .............   1,033,750
   1,500,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 .............   1,451,250
                                                -----------
                                                  4,480,812
                                                -----------
               ENERGY AND UTILITIES -- 1.2%
     500,000   Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08 .............     544,375
   1,500,000   Mirant Corp., Deb. Cv.,
                 2.500%, 06/15/21+ (c) ........     952,500
     257,000   Moran Energy Inc., Sub. Deb. Cv.,
                 8.750%, 01/15/08 .............     253,145
                                                -----------
                                                  1,750,020
                                                -----------
               EQUIPMENT AND SUPPLIES -- 0.9%
   1,272,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 .............   1,335,600
                                                -----------
               FOOD AND BEVERAGE -- 0.4%
   1,000,000   Parmalat Capital, Cv.,
                 Zero Coupon, 12/31/05+ (c) ...     220,692
   1,000,000   Parmalat Netherlands BV, Cv.,
                 Zero Coupon, 06/30/21+ (c) ...     366,391
                                                -----------
                                                    587,083
                                                -----------
               HEALTH CARE -- 0.3%
     100,000   Apogent Technologies Inc., Cv.,
                 2.250%, 10/15/21 .............     108,000
     400,000   IVAX Corp., Sub. Deb. Cv.,
                 4.500%, 05/15/08 (b) .........     398,000
     150,000   Sabratek Corp., Sub. Deb. Cv.,
                 6.000%, 04/15/05+ (a)(c) .....           0
                                                -----------
                                                    506,000
                                                -----------
               HOTELS AND GAMING -- 0.0%
      10,000   Wynn Resorts, Sub. Deb. Cv.,
                 6.000%, 07/15/15 (b) .........      24,125
                                                -----------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
     100,000   Fleetwood Enterprises Inc., Cv.,
                 5.000%, 12/15/23 (b) .........     156,375
                                                -----------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    ---------                                     ------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               REAL ESTATE -- 1.0%
  $1,550,000   Palm Harbor Homes Inc., Cv.,
                 3.250%, 05/15/24 (b) ......... $ 1,486,063
                                                -----------
               RETAIL -- 0.0%
      60,000   Costco Companies Inc., Sub. Deb. Cv.,
                 Zero Coupon, 08/19/17+ .......      57,000
                                                -----------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Commonwealth Telephone
                 Enterprises Inc., Cv.,
                 3.250%, 07/15/23 (b) .........      50,563
     500,000   Rogers Communications Inc., Deb. Cv.,
                 2.000%, 11/26/05 .............     483,125
                                                -----------
                                                    533,688
                                                -----------
               TRANSPORTATION -- 0.4%
     500,000   GATX Corp., Cv.,
                 7.500%, 02/01/07 (b) .........     570,000
                                                -----------
               WIRELESS COMMUNICATIONS -- 1.0%
   1,500,000   Nextel Communications Inc., Cv.,
                 5.250%, 01/15/10 .............   1,501,875
                                                -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ..............  42,835,933
                                                -----------

      SHARES
      ------

               CONVERTIBLE PREFERRED STOCKS -- 14.6%
               AEROSPACE -- 0.7%
       8,000   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ......   1,048,000
                                                -----------
               AUTOMOTIVE -- 0.5%
       3,000   Ford Motor Co. Capital Trust II,
                 6.500% Cv. Pfd. ..............     156,840
               General Motors Corp.,
      12,000     5.250% Cv. Pfd., Ser. B ......     286,920
       9,000     4.500% Cv. Pfd., Ser. A ......     228,690
                                                -----------
                                                    672,450
                                                -----------
               AVIATION: PARTS AND SERVICES -- 3.7%
      49,000   Coltec Capital Trust,
                 5.250% Cv. Pfd. ..............   2,192,750
      33,500   Sequa Corp.,
                 $5.00 Cv. Pfd. ...............   3,232,750
                                                -----------
                                                  5,425,500
                                                -----------

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
               BROADCASTING -- 3.4%
         100   Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (a) .. $ 1,020,000
     100,000   Sinclair Broadcast Group Inc.,
                 6.000% Cv. Pfd., Ser. D ......   4,023,000
                                                -----------
                                                  5,043,000
                                                -----------
               BUSINESS SERVICES -- 0.8%
      15,133   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A (a) ..   1,222,722
      20,000   Key3Media Group,
                 5.500% Cv. Pfd. (a) ..........         117
                                                -----------
                                                  1,222,839
                                                -----------
               CABLE AND SATELLITE -- 0.9%
      65,000   CVC Equity Securities Trust I,
                 6.500% Cv. Pfd. ..............   1,356,550
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.7%
         800   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd. ..............     960,000
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 0.3%
               WHX Corp.,
      52,100     $3.75 Cv. Pfd., Ser. B+ ......     260,500
      28,000     6.500% Cv. Pfd., Ser. A+ .....     137,200
                                                -----------
                                                    397,700
                                                -----------
               ENERGY AND UTILITIES -- 0.4%
       6,000   AES Trust III,
                 6.750% Cv. Pfd. ..............     265,740
         500   Cinergy Corp.,
                 9.500% Cv. Pfd. ..............      30,530
       4,000   FPL Group Inc.,
                 8.500% Cv. Pfd. ..............     227,600
                                                -----------
                                                    523,870
                                                -----------
               ENTERTAINMENT -- 1.8%
       2,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ .............      29,400
      76,900   Rainbow Equity Securities Trust II,
                 6.250% Cv. Pfd. ..............   1,724,867
      45,000   Six Flags Inc.,
                 7.250% Cv. Pfd. ..............     927,000
                                                -----------
                                                  2,681,267
                                                -----------
               TELECOMMUNICATIONS -- 1.0%
       4,000   ALLTEL Corp.,
                 7.750% Cv. Pfd. ..............     207,040
      15,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ......     630,000
      12,000   Philippine Long Distance Telephone Co.,
                 $3.50 Cv. Pfd., Ser. III .....     599,700
                                                -----------
                                                  1,436,740
                                                -----------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               TRANSPORTATION -- 0.2%
       2,700   GATX Corp.,
                 $2.50 Cv. Pfd. ............... $   337,500
                                                -----------
               WIRELESS COMMUNICATIONS -- 0.2%
       2,000   Andrew Corp.,
                 7.750% Cv. Pfd., Ser. A ......     342,000
                                                -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS .............  21,447,416
                                                -----------

               COMMON STOCKS -- 24.2%
               AEROSPACE -- 0.5%
      55,000   Titan Corp.+ ...................     768,350
                                                -----------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
      30,000   Genuine Parts Co. ..............   1,151,400
                                                -----------
               AVIATION: PARTS AND SERVICES -- 0.0%
       5,000   Kaman Corp., Cl. A .............      59,700
                                                -----------
               CABLE AND SATELLITE -- 0.9%
      30,000   Cox Communications Inc.,
                 Cl. A+ .......................     993,900
       5,000   DIRECTV Group Inc.+ ............      87,950
       5,000   EchoStar Communications
                 Corp., Cl. A+ ................     155,600
      19,500   Loral Space &
                 Communications Ltd.+ .........         975
                                                -----------
                                                  1,238,425
                                                -----------
               ENERGY AND UTILITIES -- 6.3%
       8,000   BP plc, ADR ....................     460,240
       3,000   CH Energy Group Inc. ...........     137,400
       8,000   ConocoPhillips .................     662,800
      50,000   Duke Energy Corp. ..............   1,144,500
      25,000   Exxon Mobil Corp. ..............   1,208,250
      10,000   FPL Group Inc. .................     683,200
      20,000   Great Plains Energy Inc. .......     583,000
      10,000   KeySpan Corp. ..................     392,000
      10,000   NiSource Inc. (SAILS)+ .........      25,500
      40,000   Northeast Utilities ............     775,600
      10,000   Progress Energy Inc., CVO+ .....       1,600
      20,000   Royal Dutch Petroleum Co. ......   1,032,000
      10,000   SEMCO Energy Inc. ..............      54,900
       8,000   SJW Corp. ......................     264,160
      40,000   Unisource Energy Corp. .........     974,000
      50,000   Xcel Energy Inc. ...............     866,000
                                                -----------
                                                  9,265,150
                                                -----------
               FINANCIAL SERVICES -- 1.5%
      32,000   Alliance Capital Management
                 Holding LP ...................   1,136,000
      12,000   Argonaut Group Inc.+ ...........     224,040
      20,000   Citigroup Inc. .................     882,400
                                                -----------
                                                  2,242,440
                                                -----------

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
               FOOD AND BEVERAGE -- 4.0%
       3,000   Allied Domecq plc, ADR ......... $   102,840
       5,000   Cadbury Schweppes plc, ADR .....     154,550
       8,000   Coca-Cola Co. ..................     320,400
      65,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A .........   5,198,115
                                                -----------
                                                  5,775,905
                                                -----------
               HEALTH CARE -- 2.1%
      12,000   Bristol-Myers Squibb Co. .......     284,040
       6,000   Eli Lilly & Co. ................     360,300
      20,000   Merck & Co. Inc. ...............     660,000
      45,000   Pfizer Inc. ....................   1,377,000
      18,000   Schering-Plough Corp. ..........     343,080
                                                -----------
                                                  3,024,420
                                                -----------
               HOTELS AND GAMING -- 0.8%
     100,000   Hilton Group plc ...............     500,796
      60,000   Prime Hospitality Corp.+ .......     730,200
                                                -----------
                                                  1,230,996
                                                -----------
               REAL ESTATE -- 0.1%
       3,000   LNR Property Corp. .............     185,730
                                                -----------
               REAL ESTATE INVESTMENT TRUSTS -- 1.9%
      42,500   Rouse Co. ......................   2,842,400
                                                -----------
               RETAIL -- 0.7%
      25,000   Albertson's Inc. ...............     598,250
      20,000   Safeway Inc.+ ..................     386,200
                                                -----------
                                                    984,450
                                                -----------
               TELECOMMUNICATIONS -- 1.1%
      20,000   AT&T Corp. .....................     286,400
       3,000   BellSouth Corp. ................      81,360
      15,000   Manitoba Telecom Services Inc. .     503,022
      10,000   MCI Inc. .......................     167,500
       5,000   SBC Communications Inc. ........     129,750
      10,000   Verizon Communications Inc. ....     393,800
                                                -----------
                                                  1,561,832
                                                -----------
               WIRELESS COMMUNICATIONS -- 3.5%
     350,000   AT&T Wireless Services Inc.+ ...   5,173,000
          49   Winstar Communications Inc.+ ...           0
                                                -----------
                                                  5,173,000
                                                -----------
               TOTAL COMMON STOCKS ............  35,504,198
                                                -----------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------
               PREFERRED STOCKS -- 1.3%
               BROADCASTING -- 0.6%
       2,127   Granite Broadcasting Corp.,
                 12.750% Pfd.+ ................$    872,070
                                               ------------
               EQUIPMENT AND SUPPLIES -- 0.5%
      30,000   Fedders Corp.,
                 8.600% Pfd., Ser. A ..........     709,500
                                               ------------
               PUBLISHING -- 0.2%
       9,777   News Corp. Ltd., Pfd., ADR .....     306,313
                                               ------------
               TELECOMMUNICATIONS -- 0.0%
       3,773   PTV Inc., 10.000% Pfd., Ser. A .      19,714
                                               ------------
               TOTAL PREFERRED STOCKS .........   1,907,597
                                               ------------
     PRINCIPAL
      AMOUNT
     --------

               CORPORATE BONDS -- 1.0%
               DIVERSIFIED INDUSTRIAL -- 1.0%
 $ 2,000,000   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a) .........   1,377,950
                                               ------------
               TELECOMMUNICATIONS -- 0.0%
      80,000   Amnex Inc., Sub. Deb.,
                 Zero Coupon, 09/25/49+ (b)(c)            0
                                               ------------
               TOTAL CORPORATE BONDS ..........   1,377,950
                                               ------------
      SHARES
      ------

               WARRANTS -- 0.4%
               BUSINESS SERVICES -- 0.0%
      87,500   Interep National Radio
                 Sales Inc.+ ..................           0
                                               ------------
               CONSUMER PRODUCTS -- 0.0%
       4,331   Pillowtex Corp., expires
                 11/24/09+ ....................           1
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 0.4%
     250,000   GP Strategies Corp.,
                 expires 08/14/08+ (a) ........     637,065
                                               ------------
               TOTAL WARRANTS .................     637,066
                                               ------------
     PRINCIPAL
      AMOUNT
     ---------

               U.S. GOVERNMENT OBLIGATIONS -- 29.3%
 $42,899,000   U.S. Treasury Bills,
                 1.116% to 1.705%++,
                 10/07/04 to 12/30/04 .........  42,846,442
                                               ------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $144,809,837) ...................... 146,556,602
   LIABILITIES IN EXCESS OF OTHER ASSETS ......  (1,624,465)
                                               ------------
   PREFERRED STOCK
     (991,800 preferred shares outstanding) ... (49,770,000)
                                               ------------

   NET ASSETS -- COMMON STOCK
     (11,640,691 common shares outstanding) ...$ 95,162,137
                                               ============
   NET ASSET VALUE PER COMMON SHARE
     ($95,162,137 / 11,641,449
     shares outstanding) ......................       $8.17
                                                      =====

   --------------
            For Federal tax purposes:
            Aggregate cost ....................$145,345,396
                                               ============
            Gross unrealized appreciation .....$  6,987,167
            Gross unrealized depreciation .....  (5,775,961)
                                               ------------
            Net unrealized appreciation
              (depreciation) ..................$  1,211,206
                                               ============

   --------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2004, the market value of fair valued securities amounted to $4,257,854 or 2.9% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of Rule 144A securities amounted to $2,818,651 or 1.9% of total investments. At September 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:

                                       ACQUISITION
  SHARES  ISSUER                           DATE         COST      VALUE
  ------  ------                        -----------    ------     ------
  10,000  Artesyn Technologies,
            Sub. Deb. Cv.,
            5.500%, 08/15/10 ............ 08/15/03   $ 10,715    $ 15,775
 400,000  IVAX Corp., Sub. Deb. Cv.,
            4.500%, 05/15/08 ............ 09/21/01    348,353     398,000
  10,000  Wynn Resorts,
            Sub. Deb. Cv.,
            6.000%, 07/15/15 ............ 07/14/03     10,263      24,125
 100,000  Fleetwood Enterprises
            Inc., Cv.,
            5.000%, 12/15/23 ............ 12/17/03    100,000     156,375
  50,000  Commonwealth Telephone
            Enterprises Inc.,
            Cv., 3.250%, 07/15/23 ....... 07/29/03     49,642      50,563
                                                                 --------
TOTAL RESTRICTED SECURITIES
  (0.44% OF TOTAL INVESTMENTS) ..............................    $644,838
                                                                 ========

(c)     Bond in default.
+       Non-income producing security.
++      Represents annualized yield at date of purchase.
ADR   - American Depository Receipt.
CVO   - Contingent Value Obligation.
SAILS - Stock Appreciation Income Linked Securities.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.
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By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
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* Print the name and title of each signing officer under his or her signature.